Interest Earning Deposits with Banks	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Interest Earning Deposits with Banks
Interest Earning Deposits with Banks
At December 31, 2018 and 2017 interest earning deposits with banks are comprised of deposits with the Federal Reserve of approximately $60 million and $109 million, respectively. At December 31, 2018 and 2017, the average interest rate on these deposits was approximately 1.88% and 1.10%, respectively. These deposits mature within one year.